Share Capital - Summary of Options Outstanding (Details)		12 Months Ended
		Apr. 30, 2026 shares $ / shares		Apr. 30, 2026 shares $ / shares	Apr. 30, 2025 shares	Apr. 30, 2024 shares
Disclosure Of Classes Of Share Capital [Line Items]
Exercise price | $ / shares		$ 3.8
Remaining life (year)		4 years 3 months 14 days
Options outstanding		1,277,717		1,277,717	1,927,925	1,521,367
Unvested		317,736		317,736
Vested		959,981		959,981
Option Expiry Date January 7, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 7, 2027
Exercise price | $ / shares		$ 7.94
Remaining life (year)		8 months 8 days
Options outstanding		169,000		169,000
Unvested		0		0
Vested		169,000		169,000
Option Expiry Date January 13, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		January 13, 2027
Exercise price | $ / shares		$ 8.3
Remaining life (year)		8 months 15 days
Options outstanding		16,000		16,000
Unvested		0		0
Vested		16,000		16,000
Option Expiry Date May 15, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date		May 15, 2027
Exercise price | $ / shares		$ 5.79
Remaining life (year)		1 year 14 days
Options outstanding		64,000		64,000
Unvested		0		0
Vested		64,000		64,000
Option Expiry Date February 19, 2027
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2027
Exercise price | $ / shares	[1]	$ 5.21
Remaining life (year)	[1]	9 months 21 days
Options outstanding	[1]	7,265		7,265
Unvested	[1]	0		0
Vested	[1]	7,265		7,265
Option Expiry Date February 19, 2028
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[1]	February 19, 2028
Exercise price | $ / shares	[1]	$ 5.21
Remaining life (year)	[1]	1 year 9 months 21 days
Options outstanding	[1]	431,452		431,452
Unvested	[1]	0		0
Vested	[1]	431,452		431,452
Option Expiry Date January 19, 2029
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[2]	January 19, 2029
Exercise price | (per share)		$ 1.88	[2]	$ 1.48
Remaining life (year)	[2]	2 years 8 months 23 days
Options outstanding	[2]	60,000		60,000
Unvested	[2]	7,778		7,778
Vested	[2]	52,222		52,222
Option Expiry Date January 4, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	January 4, 2033
Exercise price | $ / shares	[3]	$ 1.87
Remaining life (year)	[3]	6 years 8 months 8 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	1,667		1,667
Vested	[3]	6,333		6,333
Option Expiry Date May 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	May 8, 2033
Exercise price | $ / shares	[3]	$ 1.87
Remaining life (year)	[3]	7 years 10 days
Options outstanding	[3]	4,000		4,000
Unvested	[3]	1,167		1,167
Vested	[3]	2,833		2,833
Option Expiry Date June 11, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	June 11, 2033
Exercise price | $ / shares	[3]	$ 1.87
Remaining life (year)	[3]	7 years 1 month 13 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	2,500		2,500
Vested	[3]	5,500		5,500
Option Expiry Date August 8, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	August 8, 2033
Exercise price | $ / shares	[3]	$ 1.87
Remaining life (year)	[3]	7 years 3 months 10 days
Options outstanding	[3]	4,000		4,000
Unvested	[3]	1,417		1,417
Vested	[3]	2,583		2,583
Option Expiry Date November 13, 2033
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	November 13, 2033
Exercise price | $ / shares	[3]	$ 1.87
Remaining life (year)	[3]	7 years 6 months 18 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	3,333		3,333
Vested	[3]	4,667		4,667
Option Expiry Date February 19, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[3]	February 19, 2034
Exercise price | $ / shares	[3]	$ 1.87
Remaining life (year)	[3]	7 years 9 months 21 days
Options outstanding	[3]	8,000		8,000
Unvested	[3]	3,833		3,833
Vested	[3]	4,167		4,167
Option Expiry Date August 2, 2034
Disclosure Of Classes Of Share Capital [Line Items]
Expiry Date	[4]	August 2, 2034
Exercise price | (per share)		$ 1.09	[4]	$ 0.86
Remaining life (year)	[4]	8 years 3 months 3 days
Options outstanding	[4]	490,000		490,000
Unvested	[4]	296,042		296,042
Vested	[4]	193,958		193,958

[1]	Exercise price of U.S.$4.10. The figure in the table above is translated at the April 30, 2026 rate.
[2]	Exercise price of U.S.$1.48. The figure in the table above is translated at the April 30, 2026 rate.
[3]	Exercise price of U.S.$1.47. The figure in the table above is translated at the April 30, 2026 rate.
[4]	Exercise price of U.S.$0.86. The figure in the table above is translated at the April 30, 2026 rate.